Taxation - Net operating tax loss carry forwards (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards
Net operating tax loss carry forwards	¥ 333,677
PRC
Operating Loss Carryforwards
Net operating tax loss carry forwards	333,677	¥ 287,782
Hong Kong
Operating Loss Carryforwards
Net operating tax loss carry forwards	327	¥ 321
Loss expiring in 2022
Operating Loss Carryforwards
Net operating tax loss carry forwards	4,404
Loss expiring In 2023
Operating Loss Carryforwards
Net operating tax loss carry forwards	29,847
Loss expiring In 2024
Operating Loss Carryforwards
Net operating tax loss carry forwards	33,277
Loss expiring in 2025
Operating Loss Carryforwards
Net operating tax loss carry forwards	46,188
Loss expiring in 2026
Operating Loss Carryforwards
Net operating tax loss carry forwards	73,089
Loss expiring after 2027
Operating Loss Carryforwards
Net operating tax loss carry forwards	¥ 146,872